Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net loss per share of common stock diluted	$ (0.02)	$ 0.00	$ (0.05)	$ (0.01)
Weighted average common shares outstanding diluted	136,198,713	135,347,064	136,097,641	135,323,279